COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Millions	3 Months Ended
Jun. 30, 2026 USD ($)
Capital commitments [abstract]
Reduction of cost of goods sold	$ 64.3
Interest income	$ 3.3